Document and Entity Information	Dec. 04, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001166388
Document Type	8-K/A
Document Period End Date	Dec. 04, 2019
Entity Registrant Name	Verint Systems Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34807
Entity Tax Identification Number	11-3200514
Entity Address, Address Line One	175 Broadhollow Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	962-9600
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	VRNT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends its Current Report on Form 8-K previously filed on December 4, 2019 (the “Original Form 8-K”) solely for the purpose of filing a copy of Exhibit 10.1, which was omitted from the Original Form 8-K. Other than as set forth in this Explanatory Note, this Form 8-K/A does not amend any other items in the Original Form 8-K.